Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
April 30, 2023
AFCI-NPRT3-0623
1.800322.119
Common Stocks - 99.5%
	Shares	Value ($)
Automobile Components - 2.5%
Automotive Parts & Equipment - 2.5%
Adient PLC (a)	90,521	3,343,846
Aptiv PLC (a)	44,250	4,551,555
Magna International, Inc. Class A	57,880	3,019,021
		10,914,422
Automobiles - 9.4%
Automobile Manufacturers - 9.4%
Ferrari NV	1,753	488,456
Tesla, Inc. (a)	248,685	40,861,432
		41,349,888
Broadline Retail - 23.9%
Broadline Retail - 23.9%
Amazon.com, Inc. (a)	957,579	100,976,704
eBay, Inc.	30,994	1,439,051
Ollie's Bargain Outlet Holdings, Inc. (a)	35,943	2,345,281
		104,761,036
Building Products - 0.5%
Building Products - 0.5%
The AZEK Co., Inc. (a)	69,761	1,893,314
Consumer Staples Distribution & Retail - 7.1%
Consumer Staples Merchandise Retail - 6.2%
Dollar General Corp.	30,543	6,764,053
Dollar Tree, Inc. (a)	77,144	11,857,804
Target Corp.	54,104	8,534,906
		27,156,763
Food Distributors - 0.9%
Performance Food Group Co. (a)	63,222	3,963,387
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		31,120,150
Hotels, Restaurants & Leisure - 18.9%
Casinos & Gaming - 2.9%
Caesars Entertainment, Inc. (a)	54,601	2,472,879
Churchill Downs, Inc.	23,837	6,973,038
Penn Entertainment, Inc. (a)	117,735	3,507,326
		12,953,243
Hotels, Resorts & Cruise Lines - 7.6%
Booking Holdings, Inc. (a)	4,040	10,852,692
Hilton Worldwide Holdings, Inc.	87,535	12,606,791
Marriott International, Inc. Class A	49,844	8,440,583
Royal Caribbean Cruises Ltd. (a)	23,430	1,533,025
		33,433,091
Leisure Facilities - 0.5%
Planet Fitness, Inc. (a)	24,477	2,035,018
Restaurants - 7.9%
ARAMARK Holdings Corp.	126,789	4,399,578
Brinker International, Inc. (a)	25,320	1,010,774
Chipotle Mexican Grill, Inc. (a)	3,013	6,229,739
Domino's Pizza, Inc.	19,059	6,050,661
Dutch Bros, Inc. (a)(b)	20,129	627,018
McDonald's Corp.	34,761	10,280,566
Starbucks Corp.	52,100	5,954,509
		34,552,845
TOTAL HOTELS, RESTAURANTS & LEISURE		82,974,197
Household Durables - 3.3%
Home Furnishings - 1.2%
Tempur Sealy International, Inc.	139,835	5,239,617
Homebuilding - 2.1%
KB Home	81,750	3,582,285
PulteGroup, Inc.	83,640	5,616,426
		9,198,711
TOTAL HOUSEHOLD DURABLES		14,438,328
Specialty Retail - 21.4%
Apparel Retail - 5.4%
Burlington Stores, Inc. (a)	22,623	4,361,941
TJX Companies, Inc.	223,289	17,599,639
Victoria's Secret & Co. (a)	60,129	1,864,600
		23,826,180
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	2,585	2,371,246
Home Improvement Retail - 11.8%
Floor & Decor Holdings, Inc. Class A (a)(b)	89,278	8,868,877
Lowe's Companies, Inc.	102,767	21,358,066
The Home Depot, Inc.	71,793	21,576,668
		51,803,611
Homefurnishing Retail - 0.6%
Wayfair LLC Class A (a)	1,500	52,245
Williams-Sonoma, Inc. (b)	22,280	2,696,771
		2,749,016
Other Specialty Retail - 3.0%
Bath & Body Works, Inc.	39,598	1,389,890
Dick's Sporting Goods, Inc.	66,854	9,694,499
Five Below, Inc. (a)	7,081	1,397,506
Sally Beauty Holdings, Inc. (a)	50,990	725,588
		13,207,483
TOTAL SPECIALTY RETAIL		93,957,536
Textiles, Apparel & Luxury Goods - 12.5%
Apparel, Accessories & Luxury Goods - 5.8%
Capri Holdings Ltd. (a)	148,070	6,144,905
Levi Strauss & Co. Class A	49,300	712,878
lululemon athletica, Inc. (a)	21,270	8,081,111
LVMH Moet Hennessy Louis Vuitton SE	2,212	2,127,682
PVH Corp.	31,469	2,700,355
Tapestry, Inc.	145,024	5,918,429
		25,685,360
Footwear - 6.7%
Deckers Outdoor Corp. (a)	15,627	7,490,646
NIKE, Inc. Class B	146,662	18,585,009
On Holding AG (a)(b)	32,844	1,065,788
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,800	1,159,542
Wolverine World Wide, Inc.	54,800	917,352
		29,218,337
TOTAL TEXTILES, APPAREL & LUXURY GOODS		54,903,697
TOTAL COMMON STOCKS (Cost $281,758,810)		436,312,568

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	2,048,645	2,049,055
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	7,414,858	7,415,600
TOTAL MONEY MARKET FUNDS (Cost $9,464,655)		9,464,655

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $291,223,465)	445,777,223
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(7,088,670)
NET ASSETS - 100.0%	438,688,553

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	105,470,084	103,421,029	54,636	-	-	2,049,055	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	3,926,447	87,772,330	84,283,177	78,720	-	-	7,415,600	0.0%
Total	3,926,447	193,242,414	187,704,206	133,356	-	-	9,464,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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